3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Equipment (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Equipment

e)        Equipment

Equipment is stated at historical cost less accumulated amortization and accumulated impairment losses. Amortization is calculated on a declining balance method over their estimated useful lives. The Company’s equipment, which consists of computer, furniture, equipment and computer systems are amortized at 30%, and the straight-line method for leasehold improvements over the term of the lease.